AeroTurbine restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of transaction, integration and restructuring expenses
We recorded the following charges in transaction, integration and restructuring related expenses in our Consolidated Income Statements during the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Lease termination fees	$7,645	$—	$—
Severance expenses and other	4,298	19,801	2,072
Leased engines impairment	2,662	15,392	22,402
Other intangible assets impairment	—	14,868	24,837
Write-down of fixed assets and consumable inventory	—	3,328	—
	$14,605	$53,389	$49,311